Pension And Other Postretirement Benefits (Schedule Of Amounts Recognized In The Balance Sheet) (Details) (Postretirement Benefits [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	$ (1,625,000)	$ (1,630,000)
Noncurrent liability	(24,917,379)	(36,262,992)
Net amount recognized	$ (26,542,379)	$ (37,892,992)